Related Party Transactions Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Non-cash capital contribution from parent	$ 0	$ 218	$ 0
Note receivable from parent	0	24
Forgiveness of Note Receivable from Parent	24	0	0
Non-cash distribution declared to parent	208	0	0
Aggregate balance of MSC Holdings LLC PIK Facility	247
Cash on deposit as collateral for related party loan	10
Apollo [Member]
Related Party Transaction [Line Items]
Annual management consulting fee	3
Annual management consulting fee percentage	2.00%
Huntsman settlement payment		225
Non-cash capital contribution from parent		218
Proceeds on Huntsman insurance recoveries		10
Fees related to the Huntsman settlement		2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries		1
Apollo share of insurance recoveries		7
Management Consulting Fees	3	3	3
Apollo Affiliates and Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties	17	26
Due to Related Parties	1	4
Issued preferred units			29
Warrants issued to purchase common units			29
Purchase price of preferred units			205
Initial face amount of the Preferred Equity Issuance			200
Partial proceeds from the Preferred Equity Issuance received			189
Proceeds from Issuance or Sale of Equity			204
Remaining proceeds held in reserve from the Preferred Equity Issuance			16
Net Sales to Related Parties	126	36	2
Purchases From Related Parties	31	34	32
MSC Holdings LLC [Member]
Related Party Transaction [Line Items]
Face value of the outstanding paid in kind debt facility	180
Note receivable from parent	24
Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MSC	121	155	163
Shared Services Costs Incurred by MPM	92	148	158
Shared Services Billings - MSC to MPM	31	22	11
Shared Service Cost Allocation Percentage - MSC	57.00%
Shared Service Cost Allocation Percentage - MPM	43.00%
Realized Cost Savings From Shared Services	6	24	29
Due from Related Parties	4	1
Due to Related Parties	1	1
Net Sales to Related Parties	1
Purchases From Related Parties	9	3
Momentive Performance Materials Holdings LLC [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4
Billings from Parent Company	13	12
HAI [Member]
Related Party Transaction [Line Items]
Due from Related Parties	16
Due to Related Parties	6
Net Sales to Related Parties	104	108	113
Purchases From Related Parties	31	31	54
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries	21	13
Carrying Value of Assets of HAI	50	52
Carrying Value of Liabilities of HAI	15	18
Russian Joint Venture [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties, Current		1
Accounts Receivable, Related Parties, Current	6	5
Maximum [Member] | Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1	1
Net Sales to Related Parties		1
Shared Services Agreement [Member] | Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	1
Notes Receivable From Parent [Member]
Related Party Transaction [Line Items]
Forgiveness of Note Receivable from Parent	24
Non-cash distribution declared to parent	$ 0